Financial Instruments and Financial Risk Management (Details 2) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financial liabilities at fair value through profit or loss -
Fair value of warrants	$ 588	$ 1,459
Level 1 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	555	1,419
Level 3 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	$ 33	$ 40